Note P - Regulatory Matters - Capital Requirements (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Total capital	$ 113,515	$ 104,047
Total capital to risk weighted assets	16.40%	18.20%
Common equity tier 1	$ 97,316	$ 88,899
Common equity tier 1 capital to risk weighted assets	14.00%	15.60%
Tier 1 capital	$ 105,816	$ 97,399
Tier 1 capital to risk weighted assets	15.30%	17.10%
Tier 1 capital average	$ 105,816	$ 97,399
Tier 1 capital average to risk weighted assets	11.20%	12.20%
Bank [Member]
Total capital	$ 104,317	$ 91,006
Total capital to risk weighted assets	15.30%	16.30%
Total capital for capital adequacy	$ 54,631	$ 44,799
Total capital for capital adequacy to risk weighted assets	8.00%	8.00%
Total capital for well capitalized	$ 68,289	$ 55,999
Total capital for well capitalized to risk weighted assets	10.00%	10.00%
Common equity tier 1	$ 96,946	$ 84,686
Common equity tier 1 capital to risk weighted assets	14.20%	15.10%
Common equity tier 1 capital for capital adequacy	$ 30,730	$ 25,199
Common equity tier 1 capital for capital adequacy to risk weighted assets	4.50%	4.50%
Common equity Tier 1 capital for well capitalized	$ 44,388	$ 36,399
Common equity Tier 1 capital for well capitalized to risk weighted assets	6.50%	6.50%
Tier 1 capital	$ 96,946	$ 84,686
Tier 1 capital to risk weighted assets	14.20%	15.10%
Teir 1 capital for capital adequacy	$ 40,973	$ 33,599
Teir 1 capital for capital adequacy to risk weighted assets	6.00%	6.00%
Tier 1 capital for well capitalized	$ 54,631	$ 44,799
Tier 1 capital for well capitalized to risk weighted assets	8.00%	8.00%
Tier 1 capital average	$ 96,946	$ 84,686
Tier 1 capital average to risk weighted assets	10.40%	10.80%
Teir 1 capital average for capital adequacy	$ 37,168	$ 31,280
Teir 1 capital average for capital adequacy to risk weighted assets	4.00%	4.00%
Tier 1 capital average for well capitalized	$ 46,461	$ 39,100
Tier 1 capital average for well capitalized to average assets	5.00%	5.00%